Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Expected Statutory U.S. Federal Income Tax Provision

Following is a reconciliation of the expected statutory U.S. Federal income tax provision to the actual income tax expense for the respective periods (in thousands):

	Years Ended December 31,
	2013	2012	2011
Net loss attributable to CAMAC Energy Inc. before income tax expense	$(43,525)	$(29,529)	$(24,913)
Expected income tax provision at statutory rate of 35%	(15,234)	(10,335)	(8,720)
Increase (decrease) due to:
Foreign-incorporated subsidiaries	-	-	4,102
Net losses not realizable currently for U.S. tax purposes	15,234	10,335	4,618
Total income tax expense	$-	$-	$-

Significant Components of Deferred Tax Assets

Significant components of our deferred tax assets are as follows (in thousands):

	As of December 31,
	2013	2012
Basis difference in fixed assets	$(105,007)	$(50,121)
Unused capital allowances	341,540	276,644
Net operating losses	26,650	16,922
Share-based compensation	837	368
	264,020	243,813
Valuation allowance	(264,020)	(243,813)
Net deferred income tax assets	$-	$-

Summary of Tax Years Remain Subject to Examination	The following table summarizes the tax years that remain subject to examination by major tax jurisdictions:
United States:	2007 - 2013
Nigeria:	2010 - 2013
Kenya:	2012 - 2013
Gambia:	2012 - 2013